FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 4,737,454	$ 1,961,109
Recurring Fair Value
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,737,454	1,961,109
Recurring Fair Value | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,718,847	630,605
Recurring Fair Value | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,711,644	605,537
Recurring Fair Value | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	7,203	25,068
Recurring Fair Value | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,925,699	1,269,295
Recurring Fair Value | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,917,397	960,838
Recurring Fair Value | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,008,302	308,457
Recurring Fair Value | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	92,908	61,209
Recurring Fair Value | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	92,908	61,209
Recurring Fair Value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	227,847	76,925
Recurring Fair Value | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	227,847	76,925
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	227,847	76,925
Recurring Fair Value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,109,918	1,647,428
Recurring Fair Value | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,530,998	560,603
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,523,795	535,535
Recurring Fair Value | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	7,203	25,068
Recurring Fair Value | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,486,012	1,025,616
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,757,219	798,396
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	728,793	227,220
Recurring Fair Value | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	92,908	61,209
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	92,908	61,209
Recurring Fair Value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	399,689	236,756
Recurring Fair Value | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	187,849	70,002
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	187,849	70,002
Recurring Fair Value | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	211,840	166,754
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	160,178	162,442
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 51,662	$ 4,312